OPERATING REVENUES (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Revenues Earned From Time Charters, Voyage Charters and Other Revenues	The following table shows the revenues earned from time charters, voyage charters and other revenues for the six months ended June 30, 2023 and 2022 respectively:

(in thousands of $)	2023	2022
Time charter revenues	181,693	345,241
Voyage charter revenues	226,946	236,158
Other revenues	1,261	450
Total operating revenues	409,900	581,849
For the six months ended June 30, 2023, the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	181,693	—	181,693
Voyage charter revenues	—	226,946	226,946
Other revenues	—	1,261	1,261
Total operating revenues	181,693	228,207	409,900

Schedule of Contract Assets	As of June 30, 2023 and December 31, 2022, we reported trade accounts receivable and the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2023	2022
Voyages in progress (contract assets)	10,806	14,690
Trade accounts receivable	15,000	4,468
Other current assets (capitalized fulfillment costs)	3,743	4,894
Total	29,549	24,052